Variable Interest Entity (VIE) - Assets and Liabilities in Statutory Accounts of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Variable Interest Entity [Line Items]
Amount due from related party	$ 11.2	$ 10.2	$ 8.2	$ 3.6	$ 4.7	[1]	$ 34.8
Current portion of long-term debt	1,078.5	1,118.3	1,159.5	210.4	210.4	[1]	210.2
Amount due to related party	36.6	24.9	26.7	10.3	39.8	[1]	17.0
Other current liabilities	125.8	104.7	139.1	138.7	173.5	[1]	251.3
Total current liabilities	1,260.9	1,291.0	1,361.5	400.9	456.3	[1]	496.8
Long-term interest bearing debt	880.5	903.3	905.5	1,910.2	1,903.5	[1]	2,188.2
Non-current related party liability	321.2	321.4	319.8	291.0	321.0	[1]	308.4
Derivative instruments - payable	1.1				2.3
Total non-current liabilities	1,271.5	1,314.3	1,316.4	2,296.2	2,341.8	[1]	2,676.1
Accumulated Other Comprehensive loss	(2.1)	(12.1)	(17.1)	(18.4)	(23.7)	[1]	(58.6)
Accumulated deficit	(513.4)	(455.8)	(442.7)	(451.2)	(446.6)	[1]	(373.6)
Total equity	386.0	433.0	441.2	459.9	457.0	[1]	478.1	[1]	$ 857.5
Total liabilities and shareholders’ equity	2,918.4	$ 3,038.3	$ 3,119.1	$ 3,157.0	3,255.1	[1]	$ 3,651.0
SFL West Linus Ltd
Variable Interest Entity [Line Items]
Investment in Finance Lease	482.9				530.4
Amount due from related party	0.2				0.2
Total assets	483.1				530.6
Current portion of long-term debt	51.4				51.4
Amount due to related party	0.7				23.2
Other current liabilities	0.1				0.0
Total current liabilities	52.2				74.6
Long-term interest bearing debt	304.8				302.3
Non-current related party liability	125.0				125.0
Derivative instruments - payable	1.1				2.3
Total non-current liabilities	430.9				429.6
Accumulated Other Comprehensive loss	(1.0)				(2.1)
Accumulated deficit	1.0				28.5
Total equity	0.0				26.4
Total liabilities and shareholders’ equity	483.1				530.6
Book value of the unit in the Company’s consolidated accounts	$ 537.0				$ 559.1

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".